Related parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2017
Related party transactions
Cash ratio deposits	0.296%
Threshold eligible liabilities	£ 600
Loans and advances	12,947	£ 11,517		£ 11,517
Customer deposits	360,914	361,316		£ 361,316
Total income	13,402	13,133	£ 12,590
Operating expenses	£ 9,645	£ 10,401	£ 16,194
Associate
Related party transactions
Investment extended to ownership voting rights (as a percentage)	20.00%